Annual Total Returns [BarChart] - LVIP Government Money Market Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	0.03%
2012	0.03%
2013	0.02%
2014	0.03%
2015	0.02%
2016	0.03%
2017	0.41%
2018	1.39%
2019	1.79%
2020	0.28%